Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Computer hardware		$ 109,734	$ 91,918
Equipment		2,703	2,688
Furniture and fixtures		9,134	6,764
Leasehold improvements		30,203	23,357
Construction in-progress		10,064	18,292
Capitalized software		139,697	101,973
Property, Plant and Equipment, Gross, Total		301,535	244,992
Accumulated depreciation and amortization		(183,022)	(144,890)
Property and equipment, net	$ 113,723	$ 118,513	$ 100,102